Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 08, 2019
Registrant Name	dei_EntityRegistrantName	Procure ETF Trust II
Central Index Key	dei_EntityCentralIndexKey	0001727398
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2019
Prospectus Date	rr_ProspectusDate	Mar. 08, 2019
Procure Space ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Procure Space ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Procure Space ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the “S-Network Space Index” (the “Underlying Index”) developed by S-Network Global Indexes (the “Index Provider”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund will rebalance quarterly and hence annual turnover is expected to be less than 20% due to index rules regarding corporate actions and bankruptcy. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 10,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Objective

The Fund invests, under normal circumstances, at least 80% of its net assets in companies of the Underlying Index that receive at least 50% of their revenues or profits from space-related businesses, as described below. This policy is “non-fundamental,” which means that it may be changed without the majority of the Fund’s outstanding shares as defined in the 1940 Act. The Fund will provide at least 60 days’ prior written notice of any changes in such non-fundamental policy.

Principal Investment Strategy

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correlate to the performance, before the Fund’s fees and expenses, of the Underlying Index which tracks a portfolio of companies engaged in space-related businesses, including those companies utilizing satellite technology. The Fund will provide shareholders with at least 60 days’ written notice prior to any material change in this Fund’s investment strategy.

The Board of Trustees (the “Board”) of the Trust may change the Fund’s investment strategy, index provider or other policies without shareholder approval. Also, in certain circumstances, it may not be possible or practicable to purchase all of the component securities that make up the Underlying Index. In those circumstances, the Fund may purchase a sample of the component securities in the Underlying Index in proportions expected by the Advisor to deliver the performance of the Underlying Index. There may also be instances when the Advisor may choose to overweight another component security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Advisor believes are an appropriate substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancing of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of December 31, 2018, the Index was concentrated in the securities of companies that utilize satellite technology, which represent a significant portion of the Fund.

The Underlying Index

The Fund has licensed as its Underlying Index the S-Network Space Index, an equity securities index created and developed by S-Network Global Indexes, Inc. (the “Index Provider”), a developer and publisher of custom and proprietary indexes. The Index Provider is independent of, and not affiliated with, either the Fund or the Advisor. The Underlying Index is designed to serve as an equity benchmark for a globally traded portfolio of companies that are engaged in space-related business, such as those utilizing satellite technology. The component companies of the Underlying Index are small-capitalization, medium-capitalization, and large-capitalization equity securities listed on recognized global stock exchanges. The Underlying Index is focused on U.S. companies, which account for approximately 60% of the index components. In addition, the Underlying Index is considered concentrated in the securities of companies that utilize satellite technology, which currently account for approximately 69% of the index weight. The Underlying Index is a modified capitalization-weighted, free float- and space revenue percentage-adjusted equity index that is created and maintained according to a rules-based methodology and a predetermined selection process.

Although there is no legal definition of “space,” a commonly accepted definition is that the edge of space begins at the Kármán line, which is 100 kilometers (62 miles) above the Earth’s surface. This is approximately the point where there is not enough air to provide lift to a winged vehicle. This definition is supported by the Fédération Aéronautique Internationale (an international aeronautics and astronautics standards-setting body), as well as many other organizations.

The Index Provider considers a company to be in a “space-related business” if its product(s) or service(s) either have as their essential purpose — or are entirely dependent upon — “space-based functions”. Space-based functions include any kind of function carried out by hardware, software, or humans physically located in space. The revenue produced by space-related business is referred to as “space-related revenues.”

Examples of current space-related businesses (or “Space Industry Segments”) include satellite-based telecommunications; transmission of television and radio content via satellite; rocket and satellite manufacturing, deployment, operation, and maintenance; manufacturing of ground equipment that is used with satellite systems; space technology and hardware; and space-based imagery and intelligence services.

In the case of companies that make products that go into space (such as launch vehicles), or companies that operate or maintain systems used in space (such as satellites), the space-related nature of the business is clear. In the case of companies whose products and services are used wholly on Earth, space must play an essential role in the business. For example, a company that manufactures GPS navigation systems as its primary business is wholly dependent upon those products’ GPS satellite connectivity and therefore is engaged in a space-related business. By contrast, an automaker that incorporates a GPS navigation system into its automobiles is not considered to be engaged in a space-related business because the GPS system is not essential to the operation of the automobile and accounts for a negligible part of the selling price.

In addition to companies exclusively focused on space, the Underlying Index includes certain companies whose products and services span both space-related and other types of businesses. An example of such a company would be a defense contractor that manufactures systems and hardware involving space but does not derive a sufficient percentage of its revenues from space to qualify as a non-diversified space company. Another example would be a company that transmits television or radio content both via satellite and via terrestrial wired or wireless services; its space-related revenue is considered to be only that which is derived from customers who subscribe to content delivery via satellite.

The Index Provider believes that in the future, additional companies engaged in other space-related businesses will emerge. These businesses would include space colonization/infrastructure; space resource exploration/extraction; space-based military/defense systems; space tourism, including transportation and hospitality; and space technologies that enable the space economy.

The Underlying Index Security Selection and Weighting Process

Each candidate for inclusion as a component of the Underlying Index must first meet all of the following eligibility criteria: (a) listing on a national stock exchange in any geographic region, (b) being engaged in one or more of the Space Industry Segments, and (c) having a three-month average daily trading volume of at least USD 1,000,000 on each Underlying Index semi-annual reconstitution snapshot date, which is the last trading day of the month prior to a reconstitution date. If a company’s stock has been trading for less than three calendar months, but more than 22 trading days, the company’s average daily trading volume for its entire trading history shall be used to calculate turnover eligibility.

The Index Provider’s assessment of whether a company is engaged in one or more of the Space Industry Segments (per the criteria listed above) is based on mention of space-related business in the company’s annual filings. In addition, a company’s space-related revenue must constitute either (a) a minimum of 20% of the company's total annual revenue, or (b) more than $500 million in annual revenue. In all cases, space-related revenues are determined through review by the Index Provider of the company's regulatory filings and investor-focused materials, including quarterly earnings announcements and analyst presentations, as well as other reliable data sources. Space revenues are then divided by the company's total revenues to determine its percentage of space-related revenues. Accordingly, the Underlying Index methodology considers the factual reporting of revenue statistics rather than more subjective factors to determine eligibility.

The screening process discussed above identifies candidate stocks according to their Global Industry Classification Standard (“GICS”) sub-industry, and then reviews them to ensure that such companies meet at least one of the following additional criteria for inclusion as a component of the Underlying Index:

● the company was a “prime manufacturer” (i.e., the contractor responsible for managing subcontractors and delivering the product to the customer) for a satellite in the past five years;

● the company was a “prime manufacturer” or operator of a launch vehicle in the past five years;

● the company currently operates or utilizes satellites;

● the company manufactures space vehicle components (for satellites, launch vehicles, or other spacecraft); or

● the company manufactures ground equipment dependent upon satellite systems.

The companies thus chosen for inclusion in the Underlying Index are separated into two tranches:

The first tranche (“Non-diversified Tranche") comprises “non-diversified” companies that derive at least 50% (but typically 100%) of their total annual revenues from space-related business. Companies included in the Non-diversified Tranche are accorded an aggregate weight of 80% of the total index weight (100%).

The second tranche ("Diversified Tranche") comprises companies in which space-related business plays a significant role in the generation of revenues but produces less than 50% of total annual revenues. Companies included in the Diversified Tranche are accorded an aggregate weight of 20% of the total index weight (100%).

Each stock’s weight within its respective tranche is determined by its "Modified Market Capitalization," which is a company's full market capitalization that has been mathematically modified by one or more factors for the purpose of weighting in an index. Modified Market Capitalization for companies eligible for inclusion in the Underlying Index is determined by multiplying a) the company's full market capitalization by b) the company's "Float Factor" by c) the percentage of total revenues the company derives from space. A company's Modified Market Capitalization is a percentage of a company's total market capitalization ranging from 0% to 100%.

The Float Factor is the percentage of the company's shares outstanding that are unencumbered from trading freely on the open market. It is determined by deducting shares that are a) restricted from sale to the public, b) held by a governmental entity, c) held by company insiders in size that requires reporting to the SEC or a similar international regulatory body (>5%) and/or d) held by investors in size subject to reporting to the SEC or a similar international regulatory body (>5%) from the company's total shares outstanding. The resulting percentage is the company's Float Factor.

Next, the Non-diversified Tranche of the Underlying Index is given 80% of the weight of the Underlying Index and the Diversified Tranche is given 20% of the weight. The within-tranche weights for the Non-diversified Tranche are capped at 6%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. The within-tranche company weights for the Diversified Tranche are capped at 12%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. The final index weight of each component stock will then be the product of its within-tranche weight and the overall weight assigned to that stock’s tranche (the tranche weight). Accordingly, the maximum weight of any constituent in the Non-diversified Tranche will be 4.8% (6% X 80%) and the maximum weight of any constituent in the Diversified Tranche will be 2.4% (12% X 20%).

Capping is applied separately to each of the tranches. The following steps are taken to weight the constituents in the Underlying Index:.

Step 1. Multiply each selected company’s full market capitalization by its Float Factor.

Step 2. Multiply each selected company's float market capitalization derived in Step 1 by its space-related revenue percentage.

Step 3. The combination of Steps 1 & 2 above results in the company's Modified Market Capitalization, which is used to weight the companies included in the Non-diversified and Diversified tranches. Each tranche is weighted separately.

Step 4. Capping procedures are then applied to each tranche separately. The capping procedure is implemented by identifying those companies whose uncapped weights are in excess of the desired cap weight. The weights of these companies are then set at the cap weight, and the weight over the cap weight is then redistributed across the remaining stocks in the exact proportion of the original weights of those stocks. Capping is applied separately to each of the tranches.

Step 5. The weights derived in Step 4 are modified by the respective tranche weights (80% for the non-diversified tranche and 20% for the diversified tranche) to determine each stock's final index weight.

Although there is no stated maximum or minimum number of Underlying Index components required for inclusion in the Underlying Index, the Index Provider intends to conform to RIC diversification requirements as defined in Sub-Chapter M of the IRS code and, therefore, will maintain at least 22 component securities in the Underlying Index, nor will any stock have a weight greater than 25% of the total Underlying Index, and the combined weight of all stocks with weights greater than 5% will be less than 50%.

The Underlying Index is reconstituted semi-annually by the Index Committee of the Index Provider in accordance with a rules-based process. Companies that are components of the Underlying Index will be screened periodically, and any company that no longer meets the eligibility criteria described above will be removed from the Underlying Index. Also, a candidate list of all identifiable companies engaged in the Space Industry Segments will be screened and companies will be added to the Underlying Index if they satisfy the screening criteria. Finally, the Underlying Index is rebalanced each quarter to reflect changes of more than 5% in the number of float-adjusted shares.

As of September 30, 2018, the Underlying Index contained 28 constituents with market capitalizations ranging from $247.41 million to $243.86 billion. The inception date of the Underlying Index (when live calculation of the index values began) was May 7, 2018.

In the future ProcureAM, LLC intends to seek exemptive relief to permit the Fund to replace any manager without shareholder approval, and the Board reserves the right to replace any manager with another manager without the approval of shareholders if the Board believes it is in the best interest of shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities Risk—The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade OTC and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk—A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Issuer-Specific Changes Risk—The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity Risk—The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk—Shares are listed for trading on the NYSE Arca (the “Exchange” or “NYSE Arca”) and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

New Fund Risk—The Fund is a new fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Non-Correlation Risk—The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.

Satellite Companies Concentration Risk—The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Small and Mid-Capitalization Securities Risk—The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies

Space Industry Risk—The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. This is a global event with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Procure Space ETF | Procure Space ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	$ 240